INVESTMENTS, Debt and Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, Gain (Loss) [Abstract]
Impairment loss on available-for-sale investments	$ 0	$ 0	$ 51,000
Net Investment Loss [Member]
Debt and Equity Securities, Gain (Loss) [Abstract]
Marketable securities, net unrealized fair value (loss) gain	146	(63,434)	(24,150)
Impairment loss on non-marketable equity securities	104,645	0	6,845
Impairment loss on equity method investments	$ 4,201	$ 0	$ 3,393